Schedule of ROU assets classified within property, plant and equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	$ 2,004,908	$ 2,130,216	$ 2,321,792
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	1,894,746	1,999,304	2,199,934
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets		270	8,151
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	$ 110,162	$ 130,642	$ 113,707